Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	VIRTUS ASSET TRUST
Central Index Key	dei_EntityCentralIndexKey	0001018593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 25, 2019
Prospectus Date	rr_ProspectusDate	Feb. 25, 2019
Virtus Ceredex Small-Cap Value Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SASVX
Virtus Ceredex Small-Cap Value Equity Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STCEX
Virtus Ceredex Small-Cap Value Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCETX
Virtus Ceredex Small-Cap Value Equity Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVERX